Other operating income and expenses - Schedule of other operating income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Operating Income [Abstract]
Gain from assets disposal	$ 9,999
Gain from farmout agreement (Note 1.2)	9,050	$ 0
Other services charges	3,971	3,924	$ 3,165
Bargain purchase on business combination		1,383
Other	265	266
Total other operating income	$ 23,285	$ 5,573	$ 3,165